PENSIONS AND OTHER POSTRETIREMENT BENEFITS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) country	Dec. 31, 2021 USD ($)
PENSIONS AND OTHER POSTRETIREMENT BENEFITS
Defined benefit pension plan service costs	$ 5.7	$ 5.8	$ 6.8
Non-service benefit	3.4	$ 3.4	2.7
Number of countries with newly established plans | country		2
Defined benefit pension plan expenses	0.9	$ 2.0	0.8
Service costs	0.6	1.5	$ 0.6
Defined benefit pension plan liability	$ 9.6	$ 7.3